Income Taxes (Details Narrative) (USD $)	12 Months Ended
Jul. 31, 2012
Income Taxes Details Narrative
Net-operating loss carryforwards	$ 63,000
Deferred tax assets	22,000
Valuation allowance	$ 16,000
Federal statutory tax rate	34.00%
Effective tax rate	0.00%